CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Private Placement [Member] CNY (¥)	Ordinary shares [Member] CNY (¥) shares	Ordinary shares [Member] USD ($) shares	Ordinary shares [Member] Private Placement [Member] CNY (¥) shares	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	Treasury Stock [Member] Private Placement [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	Additional paid-in capital [Member] Private Placement [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] USD ($)	Accumulated other comprehensive income/(loss) [Member] Private Placement [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)	Accumulated deficit [Member] Private Placement [Member] CNY (¥)	Total Tuniu Corporation Shareholders’ equity [Member] CNY (¥)	Total Tuniu Corporation Shareholders’ equity [Member] USD ($)	Total Tuniu Corporation Shareholders’ equity [Member] Private Placement [Member] CNY (¥)	Noncontrolling interests [Member] CNY (¥)	Noncontrolling interests [Member] USD ($)	Noncontrolling interests [Member] Private Placement [Member] CNY (¥)
Balance at Dec. 31, 2014	¥ 1,408,723			¥ 121						¥ 2,298,727			¥ (21,081)			¥ (869,044)			¥ 1,408,723
Balance (in shares) at Dec. 31, 2014 | shares				188,435,922	188,435,922
Issuance of ordinary shares upon the private placement, net of issuance costs			¥ 3,104,514			¥ 57						¥ 3,104,457									¥ 3,104,514
Issuance of ordinary shares upon the private placement, net of issuance costs (in shares) | shares						93,750,000
Acquisition of subsidiaries	20,122																					20,122
Issuance of ordinary shares pursuant to share incentive plan	14,996			¥ 3						14,993									14,996
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares				4,784,970	4,784,970
Share-based compensation expenses	65,143									65,143									65,143
Foreign currency translation adjustments	188,106												188,106						188,106
Acquisition of noncontrolling interests	(1,496)									(683)									(683)			(813)
Accretion on redeemable noncontrolling interests
Cumulative effect adjustments for the adoption of ASC 606	926															926			926
Net loss	(1,466,287)															(1,463,281)			(1,463,281)			(3,006)
Balance at Dec. 31, 2015	3,334,747			¥ 181						5,482,637			167,025			(2,331,399)			3,318,444			16,303
Balance (in shares) at Dec. 31, 2015 | shares				286,970,892	286,970,892
Issuance of ordinary shares upon the private placement, net of issuance costs			¥ 3,275,835			¥ 60						¥ 3,275,775									¥ 3,275,835
Issuance of ordinary shares upon the private placement, net of issuance costs (in shares) | shares						90,909,091
Repurchase of ordinary shares	(19,708)						¥ (19,708)												(19,708)
Repurchase of ordinary shares (in shares) | shares							(985,299)	(985,299)
Issuance of ordinary shares pursuant to share incentive plan	5,267			¥ 1						5,266									5,267
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares				1,590,774	1,590,774
Share-based compensation expenses	92,419									92,419									92,419
Foreign currency translation adjustments	233,900												233,900						233,900
Remeasurement of prior year acquisitions	(401)																					(401)
Accretion on redeemable noncontrolling interests	(106)									(106)									(106)
Net loss	(2,422,298)															(2,407,194)			(2,407,194)			(15,104)
Balance at Dec. 31, 2016	4,499,655			¥ 242			¥ (19,708)			8,855,991			400,925			(4,738,593)			4,498,857			798
Balance (in shares) at Dec. 31, 2016 | shares				379,470,757	379,470,757		(985,299)	(985,299)
Repurchase of ordinary shares	(165,711)			¥ 0			¥ (165,711)			0			0			0			(165,711)			0
Repurchase of ordinary shares (in shares) | shares				0	0		(8,986,053)	(8,986,053)
Issuance of ordinary shares pursuant to share incentive plan	67,593			¥ 6			¥ 0			67,587						0			67,593			0
Issuance of ordinary shares pursuant to share incentive plan ( in shares) | shares				9,447,258	9,447,258		0	0
Share-based compensation expenses	98,675			¥ 0			¥ 0			98,675			0			0			98,675			0
Capital contribution to a subsidiary with noncontrolling interest	3,599			0			0			(2,735)			0			0			(2,735)			6,334
Foreign currency translation adjustments	(128,539)			0			0			0			(128,539)			0			(128,539)			0
Accretion on redeemable noncontrolling interests	(5,725)	$ (880)		0			0			(5,725)			0			0			(5,725)			0
Net loss	(772,238)			0			0			0			0			(767,304)			(767,304)			(4,934)
Balance at Dec. 31, 2017	¥ 3,597,309	$ 552,897		¥ 248	$ 38		¥ (185,419)	$ (28,498)		¥ 9,013,793	$ 1,385,395		¥ 272,386	$ 41,865		¥ (5,505,897)	$ (846,241)		¥ 3,595,111	$ 552,559		¥ 2,198	$ 338
Balance (in shares) at Dec. 31, 2017 | shares				388,918,015	388,918,015		(9,971,352)	(9,971,352)